Lease - Summary of Details of Future Minimum Lease Payments under Operating Lease Contracts (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [Line Items]
Net amount of minimum lease payments	₩ 377,327	₩ 389,026
Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Net amount of minimum lease payments	109,258	102,015
1-5 years [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Net amount of minimum lease payments	266,434	270,462
More than 5 years [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Net amount of minimum lease payments	₩ 1,635	₩ 16,549